Premises and Equipment	12 Months Ended
Dec. 31, 2014
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 - PREMISES AND EQUIPMENT

Components of premises and equipment at December 31 are as follows:

	2014	2013
	(In Thousands)
Land and improvements	$2,275	$2,272
Buildings and improvements	9,723	9,659
Furniture and equipment	4,332	4,218
	16,330	16,149
Accumulated depreciation	(9,596)	(9,024)

	$6,734	$7,125

Depreciation expense totaled $572,000,  $594,000 and $570,000 for the years ended December 31, 2014, 2013 and 2012, respectively.

Certain facilities are leased under various operating leases. Rental expense for these leases was $338,000,  $325,000 and $327,000, respectively for the years ended December 31, 2014, 2013 and 2012. Future minimum rental commitments under noncancellable leases as of December 31, 2014 were as follows (in thousands):

2015	$338
2016	268
2017	218
2018	219
2019	224
Thereafter	2,016
$3,283